Share-Based Compensation - Stock option activity (Details) - 2020 Equity Incentive Plan - Stock option - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Balance at beginning of the year (in shares)	108,866	123,804
Granted (in shares)	2,050	30,956
Exercised (in shares)	(110,916)	0
Forfeited (in shares)		(35,634)
Expired (in shares)		(10,260)
Balance at end of the year (in shares)		108,866	123,804
Weighted average exercise price
Balance at beginning of the year (in dollars per share)	$ 67.69	$ 67.66
Granted (in dollars per share)	74.73	74.56
Exercised (in dollars per share)	$ 74.73
Forfeited (in dollars per share)		71.87
Expired (in dollars per share)		72.80
Balance at end of the year (in dollars per share)		$ 67.69	$ 67.66
Weighted average remaining term and Aggregate Intrinsic Value
Weighted average remaining term (in years)		7 years 2 months 12 days	9 years 3 months 18 days